Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Master trust, current value	$ 590,023,209
Notes receivable from participants, current value	10,087,259
Total current value	$ 600,110,468
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	10.00%